Debentures	12 Months Ended
Dec. 31, 2025
Disclosure Of Detailed Information About Debentures [Abstract]
Debentures
23. Debentures
23.1 Details of debentures as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	Interest rate (%) as of December 31, 2025	December 31, 2024		December 31, 2025
Debentures in Korean won
Structured debentures	3.45 ~ 5.86	￦	20,560	￦	90,410
Subordinated fixed rate debentures	2.02 ~ 4.90		4,445,150		5,045,150
Fixed rate debentures	1.33 ~ 7.20		54,370,733		55,987,465
Floating rate debentures	2.61 ~ 5.79		1,250,000		2,380,000

			60,086,443		63,503,025
Fair value adjustments of fair value hedged debentures in Korean won			(108,207)		(116,915)
Less: Discount on debentures in Korean won			(57,075)		(79,204)

			59,921,161		63,306,906

Debentures in foreign currencies
Floating rate debentures	2.26 ~ 5.08		3,122,201		3,636,907
Fixed rate debentures	0.00 ~ 9.06		13,229,773		13,179,168

			16,351,974		16,816,075
Fair value adjustments of fair value hedged debentures in foreign currencies			(63,717)		(23,084)
Less: Discount on debentures in foreign currencies			(38,161)		(50,627)

			16,250,096		16,742,364

		￦	76,171,257	￦	80,049,270

23.2 Changes in debentures based on par value for the years ended December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	2024
	Beginning		Issue		Repayment		Others		Ending
Debentures in Korean won
Structured debentures	￦	90,640	￦	—	￦	(70,080)	￦	—	￦	20,560
Exchangeable bonds		240,000		—		(240,000)		—		—
Subordinated fixed rate debentures		4,453,970		—		(8,820)		—		4,445,150
Fixed rate debentures		45,624,127		82,306,421		(73,559,815)		—		54,370,733
Floating rate debentures		5,410,000		440,000		(4,600,000)		—		1,250,000

		55,818,737		82,746,421		(78,478,715)		—		60,086,443

Debentures in foreign currencies
Floating rate debentures		2,532,921		975,755		(728,965)		342,490		3,122,201
Fixed rate debentures		11,109,296		2,620,029		(1,880,406)		1,380,854		13,229,773

		13,642,217		3,595,784		(2,609,371)		1,723,344		16,351,974

	￦	69,460,954	￦	86,342,205	￦	(81,088,086)	￦	1,723,344	￦	76,438,417

(In millions of Korean won)	2025
	Beginning		Issue		Repayment		Others		Ending
Debentures in Korean won
Structured debentures	￦	20,560	￦	70,000	￦	(150)	￦	—	￦	90,410
Subordinated fixed rate debentures		4,445,150		600,000		—		—		5,045,150
Fixed rate debentures		54,370,733		86,011,300		(84,394,568)		—		55,987,465
Floating rate debentures		1,250,000		1,360,000		(230,000)		—		2,380,000

		60,086,443		88,041,300		(84,624,718)		—		63,503,025

Debentures in foreign currencies
Floating rate debentures		3,122,201		1,409,480		(841,190)		(53,584)		3,636,907
Fixed rate debentures		13,229,773		3,779,076		(4,021,182)		191,501		13,179,168

		16,351,974		5,188,556		(4,862,372)		137,917		16,816,075

	￦	76,438,417	￦	93,229,856	￦	(89,487,090)	￦	137,917	￦	80,319,100